USAA Growth and Tax Strategy Fund

Supplement dated March 11, 2022, to the Statutory Prospectus dated October 1, 2021, ("Prospectus")

The following information supersedes in its entirety the supplement dated March 1, 2022.

1.Effective March 11, 2022, references in the Prospectus to Andy Kunzweiler as a portfolio manager for Northern Trust Investments, Inc. ("NTI") are removed. Michelle Kelley is added as a portfolio manager to the USAA Growth and Tax Strategy Fund. The table under Portfolio Managers on page 9 of the Prospectus is amended to include Michelle Kelley as follows:

	Title	Tenure with the Fund
Michelle Kelley	Senior Portfolio Manager, NTI	Since March 2022

2.Under the section titled Portfolio Management on pages 28-29 of the Prospectus, the following disclosure is added:

Michelle M. Kelley, CFA, CFP, is a member of NTI's Global Equity team and a Senior Portfolio Manager. She specializes in the implementation of several quantitative equity strategies including Tax Advantaged Equity, Quality Dividend Focus, and Quality ESG strategies. In addition to her work at NTI, Ms. Kelley is an adjunct professor at Governors State University, teaching graduate-level finance courses. She received a B.S. degree in Finance, with high distinction, from the University of Illinois at Chicago and an MBA from the University of Chicago with concentrations in Finance and Economics. Michelle is a CFA charterholder and has received the Certified Financial Planner designation.

If you wish to obtain more information, please call the USAA Mutual Funds at (800) 235-8396.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

USAA Growth and Tax Strategy Fund

Supplement dated March 11, 2022, to the

Statement of Additional Information

dated October 1, 2021 ("SAI"), as Supplemented

1.Effective March 11, 2022, references in the SAI to Andy Kunzweiler as a portfolio manager to the USAA Growth and Tax Strategy Fund for Northern Trust Investments, Inc. ("NTI") are removed.

2.Effective March 11, 2022, Michelle Kelley is added as a portfolio manager to the USAA Growth and Tax Strategy Fund.

The following information as of December 31, 2021, is added under the NTI subsection of the Portfolio Manager Disclosure section on page 86 of the SAI to reflect the following:

	Number of Other Accounts Managed			Number of Accounts and Assets for Which
	and Assets by Account Type			Advisory Fee is Performance-Based
Name of	Registered	Other Pooled	Other	Registered	Other Pooled	Other
Portfolio	Investment	Investment	Accounts	Investment	Investment	Accounts
Manager	Companies	Vehicles	# of Accts	Companies	Vehicles	# of Accts
	# of Accts	# of Accts	Total Assets	# of Accts	# of Accts	Total Assets
	Total Assets	Total Assets	(millions)	Total Assets	Total Assets	(millions)
	(millions)	(millions)		(millions)	(millions)
Michelle	0/$0	0/$0	589/$33.9B	0/$0	0/$0	0/$0
Kelley

Portfolio Ownership: As of December 31, 2021, Michelle Kelley did not beneficially own any shares of the Fund that she manages.

If you wish to obtain more information, please call the USAA Mutual Funds at (800) 235-8396.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.